Disposal groups held for sale - Disposal Group (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Receivables	$ 294	$ 311
Inventories	844	851
Prepaid expenses	36	40
Property, plant and equipment	3,842	3,835	$ 3,982
Timber licences	358	376
Total assets	8,760	9,415
Payables and accrued liabilities	604	620
Current portion of reforestation and decommissioning obligations	55	60
Total liabilities	$ 1,807	2,193
Disposal groups classified as held for sale [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Receivables		49
Inventories		72
Prepaid expenses		2
Property, plant and equipment		54
Timber licences		3
Retirement assets		3
Total assets		182
Payables and accrued liabilities		58
Current portion of reforestation and decommissioning obligations		2
Retirement liabilities		3
Total liabilities		$ 63